RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	9 Months Ended
Sep. 30, 2021
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In light of recent comment letter issued by the Securities & Exchange Commission (“SEC”), management re-evaluated the Company's application of ASC 480-10-99 to its accounting classification of public shares. In connection with the preparation of the Company’s financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly classified a portion of its Class A ordinary shares subject to possible redemption. The Company previously determined the Class A ordinary shares subject to possible redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A ordinary shares issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside of the Company’s control. Therefore, management concluded that the redemption value should include all Class A ordinary shares subject to possible redemption regardless if the result is less than $5,000,001 in net tangible assets. In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements”, management has concluded the classification error related to temporary equity and permanent equity was material to the historical financial statements. Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements impacted should be restated. This resulted in a restatement to temporary equity with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A ordinary shares.

The impact of the restatement on the Company’s financial statements is reflected in the following table.

	As Previously
Balance Sheet as of January 29, 2021 (Audited)	Reported	Adjustment	Restated
Class A ordinary shares subject to possible redemption	$196,231,090	$10,768,910	$207,000,000
Class A ordinary shares	$169	$(108)	$61
Additional paid-in capital	$5,004,316	$(5,004,316)	$—
Accumulated deficit	$(5,000)	$(5,764,486)	$(5,769,486)
Total Shareholders’ Equity (Deficit)	$5,000,003	$(10,768,910)	$(5,768,907)

Balance Sheet as of March 31, 2021 (Unaudited)
Class A ordinary shares subject to possible redemption	$196,082,323	$10,917,677	$207,000,000
Class A ordinary shares	$170	$(109)	$61
Additional paid-in capital	$5,153,081	$(5,153,081)	$—
Accumulated deficit	$(153,766)	$(5,764,487)	$(5,918,253)
Total Shareholders' Equity (Deficit)	$5,000,003	$(10,917,677)	$(5,917,674)

Balance Sheet as of June 30, 2021 (Unaudited)
Class A ordinary shares subject to possible redemption	$194,648,426	$12,351,574	$207,000,000
Class A ordinary shares	$185	$(124)	$61
Additional paid-in capital	$6,586,963	$(6,586,963)	$—
Accumulated deficit	$(1,587,660)	$(5,764,487)	$(7,352,147)
Total Shareholders' Equity (Deficit)	$5,000,006	$(12,351,574)	$(7,351,568)

Condensed Statement of Changes in Shareholders' Equity (Deficit) for the Three Months Ended March 31, 2021 (Unaudited)
Sale of 20,700,000 Public Shares, net of underwriter discounts and offering expenses	$195,071,092	$(195,071,092)	$—
Sale of 614,000 Private Placement Shares	$6,140,000	$—	$6,140,000
Initial value of ordinary shares subject to redemption	$(196,082,323)	$196,082,323	$—
Remeasurement adjustment for Class A ordinary shares to redemption amount	$—	$(11,928,908)	$(11,928,908)
Total Shareholders' Equity (Deficit)	$5,000,003	$(10,917,677)	$(5,917,674)

Condensed Statement of Changes in Shareholders' Equity (Deficit) for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of ordinary shares subject to redemption	$1,433,897	$(1,433,897)	$—
Total Shareholders' Equity (Deficit)	$5,000,006	$(12,351,574)	$(7,351,568)

Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited) – Noncash Transaction
Remeasurement adjustment to redemption value	$—	$11,928,908	$11,928,908

Statement of Cash Flows for the Six Months Ended June 30, 2021 (Unaudited) – Noncash Transaction
Remeasurement adjustment to redemption value	$—	11,928,908	$11,928,908

In connection with the change in presentation for the Class A ordinary shares subject to redemption, the Company also restated its loss per ordinary share calculated to allocate net loss evenly to Class A and Class B ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares share pro rata in the loss of the

Company. There is no impact to the reported amounts for total assets, total liabilities, cash flows, or net loss. The impact of this restatement on the Company’s financial statements is reflected in the following table:

	As Previously	As	As Previously	As	As Previously	As
	Reported	Restated	Reported	Restated	Reported	Restated
	For the Three	For the Three	For the Three	For the Three	For the Six	For the Six
	Months Ended	Months Ended	Months Ended	Months Ended	Months Ended	Months Ended
	March 31, 2021	March 31, 2021	June 30, 2021	June 30, 2021	June 30, 2021	June 30, 2021
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	19,623,109	14,030,000	19,607,812	20,700,000	19,613,951	17,383,425
Basic and diluted net loss per ordinary share, Class A ordinary shares subject to possible redemption	$—	$(0.01)	$—	$(0.05)	$—	$(0.07)
Basic and diluted net loss per ordinary share, Class A ordinary shares not subject to possible redemption	—	$416,156	$—	614,000	—	515,624
Basic and diluted weighted average net loss per ordinary shares outstanding, Class A ordinary shares not subject to possible redemption	$—	$0.01	$—	$(0.05)	$—	$(0.07)
Basic and diluted weighted average shares outstanding, Class B ordinary shares	6,113,916	4,957,500	6,881,188	5,175,000	6,494,516	5,066,851
Basic and diluted net loss per ordinary share, Class B ordinary shares	$(0.03)	$(0.01)	$(0.21)	$(0.05)	$(0.25)	$(0.07)